Credit Facility Credit Facility - (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Line of credit Revolving credit facility	Aug. 10, 2012 Line of credit Revolving credit facility	Sep. 30, 2012 Line of credit Revolving credit facility Floating rate	Sep. 30, 2012 Line of credit Revolving credit facility LIBOR Eurodollar rate	Sep. 30, 2012 Line of credit Revolving credit facility LIBOR Floating rate	Sep. 30, 2012 Line of credit Revolving credit facility Federal funds rate plus Floating rate	Sep. 30, 2012 Series c, llc Line of credit Revolving credit facility	Sep. 30, 2012 Maximum Line of credit Revolving credit facility
Line of Credit Facility [Line Items]
Credit facility	$ 39,000,000	$ 0	$ 39,000,000
Line of credit facility, borrowing capacity			250,000,000
Line of credit facility, borrowing base calculation, percentage applied to the cost or appraised value of qualified properties										65.00%
Line of credit, current borrowing capacity			62,000,000						10,000,000
Line of credit, maximum borrowing capacity				$ 400,000,000
Debt instrument, basis spread on variable rate					1.35%	2.35%	1.00%	0.50%
Line of credit, weighted average interest rate			2.69%
Line of credit fixed interest rate									4.50%